Concentrations (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	28.00%	28.00%	28.00%
Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	28.00%	25.00%	25.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%		23.00%
Contract Assets [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		23.00%		16.00%